CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 32,022,000	$ 48,144,000
Prepaid expenses	5,116,000	1,024,000
Total current assets	62,789,000	92,875,000
Total assets	148,254,000	163,843,000
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	84,530,000	17,522,000
Total liabilities	136,429,000	84,827,000
Commitments
Stockholders' deficit:
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	1,000	1,000
Additional paid-in capital	(111,141,000)	23,907,000
Accumulated deficit	(246,124,000)	(171,784,000)
Total stockholders' deficit	(356,892,000)	(146,938,000)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' deficit	148,254,000	163,843,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Current assets
Cash	304,944	491,827
Prepaid expenses	39,816	65,973
Total current assets	344,760	557,800
Cash and marketable securities held in Trust Account	276,178,675	276,209,453
Total assets	276,523,435	276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities - Accrued expenses		1,630,832
Current liabilities - Accounts payable and accrued expenses	2,760,072	1,630,832
Warrant liabilities	32,386,148	30,101,808
Deferred underwriting fee payable	9,660,000	9,660,000
Total liabilities	44,806,220	41,392,640
Commitments
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of September 30, 2021 and December 31, 2020	276,028,675	276,033,447
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(44,312,150)	(40,659,524)
Total stockholders' deficit	(44,311,460)	(40,658,834)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' deficit	276,523,435	276,767,253
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Stockholders' deficit:
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	0	0
Class A common stock subject to possible redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of September 30, 2021 and December 31, 2020	276,028,675	276,033,447
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Stockholders' deficit:
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	$ 690	$ 690